Tax credit and other receivables/Other payables - Summary Of Income Tax Credit Recognized In Profit Loss (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Text Block [Abstract]
Loss before Tax	€ (225,584,445)	€ (12,311,938)	[1]	€ (6,136,106)	[1]
Tax income (at 25%)	56,396,111	3,077,985		1,534,027
Unrecognized deferred tax assets on tax losses	(56,396,111)	(3,077,985)		(1,534,027)
Deductions and credits generated	(1,665,366)	(923,441)		0
Amortization of intangible assets identified	(10,159)	0		0
Other adjustments	(131,456)	13,487		0
Income tax credit	€ (1,806,981)	€ (909,954)		€ 0

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 3.